Subsequent Events (Details) $ / shares in Units, $ in Thousands					1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 14, 2016	Jan. 05, 2016 USD ($)	Dec. 21, 2015	Sep. 25, 2014	Jan. 19, 2016 USD ($) $ / shares	Apr. 12, 2016	Mar. 23, 2016	Dec. 31, 2015 USD ($)	Dec. 21, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 17, 2015 USD ($)
Proceeds from long-term debt								$ 133,333		$ 590,000	$ 214,085
Distribution Made To Limited Partner Cash Distributions Paid								$ 62,207		$ 43,010	$ 0
Lena River
Time charter contract								2 years 9 months 18 days
Percentage of ownership in entity			100.00%
LNG Carrier Capacity								155,000
Yenisei River
Percentage of ownership in entity				100.00%
LNG Carrier Capacity								155,000
Ob River
LNG Carrier Capacity								149,700
Dynagas Holding Ltd | Legal right to acquire Sponsor's interests
Number Of Vessels								4
$200 Million Term Loan Facility
Debt Instrument, Face Amount												$ 200,000
Proceeds from long-term debt									$ 133,333
$200 Million Term Loan Facility | Lena River
Proceeds from long-term debt									$ 126,300
Subsequent Event | Amended Omnibus Agreement | Legal right to acquire Sponsor's interests
Percentage of ownership in entity						49.00%
Number Of Vessels						5
Vessel Type						ARC7 LNG carrier
LNG Carrier Capacity						172,000
Subsequent Event | Installment 4 - FY 2015
Distributions paid, Per unit | $ / shares					$ 0.4225
Distribution Made To Limited Partner Cash Distributions Paid					$ 15,000
Distribution Made To Limited And General Partner Distribution Date					Feb. 12, 2016
Distribution Made To Limited And General Partner Date Record					Feb. 05, 2016
Subsequent Event | Installment 4 - FY 2015 | Series A Preferred
Distributions paid, Per unit | $ / shares					$ 0.5625
Distribution Made To Limited And General Partner Distribution Date					Feb. 12, 2016
Distribution Made To Limited And General Partner Date Record					Feb. 05, 2016
Subsequent Event | Lena River | Yamal
Expected commencement date	between July 1, 2019 and June 30, 2020
Time charter contract	15 years
Charter agreement description of terms	Yamal the right but not the obligation to extend the term of the charter for three consecutive periods of up to five years
Subsequent Event | Yenisei River | Yamal
Expected commencement date	between January 1, and December 31, 2019
Time charter contract	15 years
Charter agreement description of terms	The terms and conditions of the New Yenisei River Charter are identical with the New Lena River Charter
Subsequent Event | Ob River | Gazprom
Time charter contract							10 years
Subsequent Event | $200 Million Term Loan Facility | Navajo And Solana
Proceeds from long-term debt		$ 66,700
Subsequent Event | $200 Million Term Loan Facility | Dynagas Holding Ltd
Repayment of financing		$ 35,000